Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Contribution on imported foreign exchange	$ 50
Income before taxes	(61,980)	(109,551)	175,874
Income tax expense	84	(4,260)	312
Argentina
Income tax rate	35.00%
Effective Tax Rate On Corporate Assets	1.00%
Tax rate on revenues	5.00%	4.90%	4.70%
Paraguay
Income tax rate	10.00%
Options to determine income tax liabilities	Under the first option income tax liabilities for the current and prior periods are measured at the amount expected to be paid to the taxation authorities, by applying the tax rate of 10% on the fiscal profit and loss. 50% of revenues derived from international freights are considered Paraguayan sourced (and therefore taxed) if carried between Paraguay and Argentina, Bolivia, Brazil or Uruguay. Alternatively, only 30% of revenues derived from international freights are considered Paraguayan sourced.
Tax rate on revenues	1.00%
Corporate Income Tax Rate	10.00%
Brazil
Corporate Income Tax Rate	34.00%
Merge of subsidiaries of Navios Logistics
Income before taxes		43,475
Income tax expense		$ 4,333